April 28, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: WisdomTree Digital Trust (the “Trust”) on behalf of Itself and WisdomTree Digital Short-Term Treasury Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to the Investment Company Act of 1940, as amended (“1940 Act”) is the Trust’s Notification of Registration Filed Pursuant to Section 8(a) of the 1940 Act on Form N-8A (“Notification”). In addition, enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and (2) the 1940 Act, is the Trust’s Registration Statement on Form N-1A (“Registration Statement”).

If you have any questions or comments, please contact me at (212) 261-6847.

Sincerely,

/s/ Michael Didiuk
Michael Didiuk

cc: Ryan Louvar - WisdomTree Todd Zerega - Perkins Coie LLP